Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Accounts receivable	R$ 36,200	R$ 32,355
Trade account payable	(25,145)	(27,012)
Sales	172,143	177,180	R$ 132,374
Purchases	(474,305)	(573,544)	(329,049)
Marfrig Global Foods [Member]
Reserve Quantities [Line Items]
Accounts receivable	7,945	11,251
Trade account payable	(24,838)	(26,970)
Sales	61,320	76,553	89,311
Purchases	(472,903)	(572,357)	(328,956)
Marfrig Chile [Member]
Reserve Quantities [Line Items]
Accounts receivable	2,563	2,258
Trade account payable	(195)	(42)
Sales	12,790	15,273	4,866
Purchases	(1,290)	(1,187)	(93)
Quick Foods [Member]
Reserve Quantities [Line Items]
Accounts receivable	24,852	18,531
Trade account payable
Sales	95,631	84,875	38,058
Purchases
Marfrig Alimentos S A [Member]
Reserve Quantities [Line Items]
Accounts receivable		98
Trade account payable
Sales		242	139
Purchases
Weston Importers Ltd [Member]
Reserve Quantities [Line Items]
Accounts receivable	366
Trade account payable
Sales	1,536
Purchases
M F G Agropecuana Ltda [Member]
Reserve Quantities [Line Items]
Accounts receivable	1
Trade account payable
Pampeano Alimentos S A [Member]
Reserve Quantities [Line Items]
Accounts receivable	473	217
Trade account payable	(112)
Sales	866	237
Purchases	R$ (112)